Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Par value per share	$ 0.3	$ 0.3
Number of shares authorised	1,000,000,000	1,000,000,000
Accumulated Legal and special reserve	$ 85,200	$ 79,931
Proportion of ownership interest in associate	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Cash dividend	$ 47,404
Cash dividend, per shares	$ 0.136
Issued capital [member]
IFRS Statement [Line Items]
Par value per share	$ 0.3	$ 0.3
Number of shares outstanding	348,597,140	347,534,102
Number of shares issued	356,699,482	356,699,482
Treasury shares [member]
IFRS Statement [Line Items]
Number of shares outstanding	(8,102,000)	(9,166,000)	(12,332,000)	(12,409,000)